SEGMENT REPORTING	12 Months Ended
Jun. 30, 2016
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 24 -	SEGMENT REPORTING

The chief operating decision makers have been identified as the Chairman, Chief Executive Officer and Chief Financial Officer of the Company. The Company organizes its internal financial reporting structure based on its main product and service offerings.

Based on the criteria established by ASC 280, Segment Reporting (“ASC 280”), the Company has determined that the reportable segments of the Company consist of (1) IA, (2) Rail, (3) M&E and (4) miscellaneous, in accordance with the Company’s organization and internal financial reporting structure. The chief operating decision makers assess the performance of the operating segments based on the measures of revenues, costs and gross profit. Other than the information provided below, the chief operating decision makers do not use any other measures by segments.

Summarized information by segments for the years ended June 30, 2014, 2015, and 2016 is as follows:

	Year ended June 30, 2014
	IA	Rail	M&E	Miscellaneous	Consolidated

Revenues from external customers	$224,366	178,134	108,846	9,986	521,332
Costs of revenue	143,645	104,055	93,459	4,550	345,709

Gross profit	$80,721	74,079	15,387	5,436	175,623

	Year ended June 30, 2015
	IA	Rail	M&E	Miscellaneous	Consolidated

Revenues from external customers	$213,252	193,274	110,030	14,823	531,379
Costs of revenue	119,520	97,503	93,452	6,502	316,977

Gross profit	$93,732	95,771	16,578	8,321	214,402

	Year ended June 30, 2016
	IA	Rail	M&E	Miscellaneous	Consolidated

Revenues from external customers	$182,901	240,310	95,277	25,837	544,325
Costs of revenue	113,314	131,043	82,900	11,342	338,599

Gross profit	$69,587	109,267	12,377	14,495	205,726

The Company’s assets are shared among the segments thus no assets have been designated to specific segments.

The majority of the Company’s revenues and long-lived assets other than goodwill and acquired intangible assets are derived from and located in the PRC. The following table sets forth the revenues by geographical area:

	Year ended June 30,
	2014	2015	2016

Revenues:
PRC	$393,596	$410,644	$443,256
Non-PRC (including Hong Kong)	127,736	120,735	101,069

	$521,332	$531,379	$544,325

The following table sets forth the long-lived assets other than goodwill and acquired intangible assets by geographical area:

	June 30,
	2015	2016

Long-lived assets other than goodwill and acquired intangible assets
PRC	$95,779	$100,454
Non-PRC (including Hong Kong)	13,068	13,079

	$108,847	$113,533